Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr November

Innovator Growth-100 Power Buffer ETF™ – November

Innovator International Developed Power Buffer ETF™ – November

Innovator U.S. Equity Buffer ETF™ – November

Innovator U.S. Equity Power Buffer ETF™ – November

Innovator U.S. Equity Ultra Buffer ETF™ – November

Innovator U.S. Small Cap Power Buffer ETF™ – November

Innovator Equity Dual Directional 10 Buffer ETF™ – November

Innovator Equity Dual Directional 15 Buffer ETF™ – November

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026, As Supplemented to Date

November 2, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund over an approximately one-year period (the “Outcome Period”). The prior Outcome Period ended on October 31, 2026. Each Fund has commenced a new Outcome Period that began on November 1, 2026 and will end on October 31, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Equity Defined Protection ETF® – 1 Yr November	ZNOV	Gross: 8.74% Net: 7.95%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 8.74% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from November 1, 2026 to October 31, 2027.
Innovator Growth-100 Power Buffer ETF™ – November	NNOV	Gross: 19.01% Net: 18.22%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 19.01% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2026 to October 31, 2027.
Innovator International Developed Power Buffer ETF™ – November	INOV	Gross: 17.33% Net: 16.48%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.33% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2026 to October 31, 2027.

Innovator U.S. Equity Buffer ETF™ – November	BNOV	Gross: 20.27% Net: 19.48%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 20.27% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2026 to October 31, 2027.
Innovator U.S. Equity Power Buffer ETF™ – November	PNOV	Gross: 15.34% Net: 14.55%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.34% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2026 to October 31, 2027.
Innovator U.S. Equity Ultra Buffer ETF™ – November	UNOV	Gross: 14.46% Net: 13.67%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.46% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from November 1, 2026 to October 31, 2027.
Innovator U.S. Small Cap Power Buffer ETF™ – November	KNOV	Gross: 19.04% Net: 18.25%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 19.04% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2026 to October 31, 2027.
Innovator Equity Dual Directional 10 Buffer ETF™ – November	DDTN	Gross: 15.44% Net: 14.65%*	The Fund seeks to provide investors with (1) capital appreciation by (i) participating in the positive returns of the Underlying ETF, up to the Upside Cap (prior to taking into account management fees and other fees) over the Outcome Period and (ii) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of the Underlying ETF losses for the Outcome Period; and (2) buffered returns against Underlying ETF losses that are 10% less than the Underlying ETF’s losses over the course of the Outcome Period (prior to taking into account management fees and other fees), if Underlying ETF losses exceed the Inverse Performance Threshold.
Innovator Equity Dual Directional 15 Buffer ETF™ – November	DDFN	Gross: 11.13% Net: 10.34%*	The Fund seeks to provide investors with (1) capital appreciation by (i) participating in the positive returns of the Underlying ETF, up to the Upside Cap (prior to taking into account management fees and other fees) over the Outcome Period and (ii) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of the Underlying ETF losses for the Outcome Period; and (2) buffered returns against Underlying ETF losses that are 15% less than the Underlying ETF’s losses over the course of the Outcome Period (prior to taking into account management fees and other fees), if Underlying ETF losses exceed the Inverse Performance Threshold.

*	Takes into account the Fund’s unitary management fee for the Outcome Period.

 In connection with the onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior Outcome Period are deleted in their entirety and replaced with references to the new Outcome Period: November 1, 2026 to October 31, 2027.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference

FININNOVETFSTK 10-26